Investment properties (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Investment property
Opening amount	£ 20,553,000	£ 20,827,000
Depreciation charge	(280,000)	(274,000)	£ (365,000)
Closing amount	20,273,000	20,553,000	20,827,000
Rental revenue	2,240,000	2,216,000
Direct operating expenses from properties, all of which generated rental revenue	£ 294,000	761,000
Useful lives of investment property (in years)	50 years
Cost / gross value
Investment property
Opening amount	£ 32,193,000	32,193,000
Closing amount	32,193,000	32,193,000	32,193,000
Accumulated depreciation, amortization and impairment
Investment property
Opening amount	(11,640,000)	(11,366,000)
Closing amount	(11,920,000)	(11,640,000)	£ (11,366,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed
Investment property
Opening amount	24,700,000
Closing amount	£ 38,250,000	£ 24,700,000